Programme rights Programme rights - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Programme rights	£ 310	£ 310	£ 272
Prepayments for commissioned or acquired programming	£ 110
Programme Rights
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets other than goodwill	12 months
Programme rights	£ 310	£ 310	£ 272
Programme Rights | Sporting events affected by COVID-19
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets other than goodwill	12 months
Programme rights	£ 310